Accumulated Other Comprehensive Income Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net securities (gains) losses reclassified into earnings									$ (764)	$ (1,530)	$ (3,756)
Income tax expense	6,877	7,056	6,573	4,769	5,848	5,526	3,780	5,144	25,275	20,298	20,571
Net periodic employee benefit cost									51,430	43,509	40,717
Net effect on accumulated other comprehensive loss	(13,247)	(13,975)	(13,006)	(7,987)	(10,894)	(10,607)	(7,413)	(10,031)	(48,215)	(38,945)	(40,678)
Unrealized Gains (Losses) on Securities Available-for-Sale | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net securities (gains) losses reclassified into earnings									(764)	(954)	(2,483)
Income tax expense									282	359	935
Net effect on accumulated other comprehensive loss									(482)	(595)	(1,548)
Defined Benefit Pension Plans | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense									333	196	145
Net periodic employee benefit cost									(903)	(521)	(386)
Net effect on accumulated other comprehensive loss									$ (570)	$ (325)	$ (241)